Borrowings and Embedded Derivatives - Summary of Borrowings and Embedded Derivatives (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Oct. 20, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 597,247	$ 400,000	$ 1,616,383
February 2020 Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 250,000
Coupon percentage on convertible note	5.00%
April 2020 Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 400,000
Coupon percentage on convertible note	3.75%
November 2020 Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 600,000
Coupon percentage on convertible note	0.00%
Term Loan
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 400,000